CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,986,928)	$ (2,453,982)	$ (4,684,189)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation expense and amortization of intangible assets	121,304	1,631	22,853
Amortization of right-of-use assets	47,397	78,126	185,421
Impairment loss	1,677,301	0	123,646
Stock-based compensation and service expense	2,818,565	1,450,000	2,888,787
Credit loss provision	0	7,338	0
Loss on disposal of property and equipment	0	848	0
Changes in operating assets and liabilities:
Accounts receivable	(1,381,292)	25,983	254,109
Security deposit	18,068	6,726	37,853
Interest receivable	(156,000)	262,192	(149,178)
Due from related party	(15,123)	1,417	(1,511)
Other assets	5,809	91,348	495,668
Taxes payable	91,291	163,500	36,553
Salary payable	182,711	347,567	349,436
Accrued liabilities and other payables	1,528,259	99,649	304,576
Due to related parties	(5,494)	992,277	126,228
Operating lease liabilities	(47,974)	(80,316)	(189,012)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	897,894	994,304	(198,760)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired on acquisition	77,893	0	0
Purchase of property and equipment	0	0	(2,346)
Increase in note receivable - related party	(2,251,945)	0	0
Proceeds from repayment of note receivable - related party	892,036	0	0
Investment in note receivable	0	(7,800,000)	0
Proceeds from repayment of note receivable	0	7,500,000	0
Purchase of short-term investments	(28,138,269)	(27,779,231)	(29,011,783)
Proceeds from sale of short-term investments	27,599,200	27,086,514	116,663
NET CASH USED IN INVESTING ACTIVITIES	(1,821,085)	(992,717)	(28,897,466)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loan payable	1,115,030	0	0
Proceeds from related parties' borrowings	95,520	9,535	225,171
Repayments of related parties' borrowings	(21,727)	(9,818)	(225,171)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	1,188,823	(283)	0
EFFECT OF EXCHANGE RATE ON CASH AND RESTRICTED CASH	35,530	(1,471)	(1,052,173)
NET INCREASE (DECREASE) IN CASH AND RESTRICTED CASH	301,162	(167)	(30,148,399)
CASH AND RESTRICTED CASH - beginning of year	695,075	695,242	30,843,641
CASH AND RESTRICTED CASH - end of year	996,237	695,075	695,242
Cash paid for:
Interest	70	0	22
Income taxes	319	807	0
NON-CASH INVESTING AND FINANCING ACTIVITIES
Reissuance of treasury stock	0	25,000	0
Payments made by related parties on the Company's behalf	481,600	1,068,700	0
Intangible assets acquired by issuance of ordinary share	1,797,109	0	0
RECONCILIATION OF CASH AND RESTRICTED CASH
Cash at beginning of year	2,383	2,508	30,024,372
Restricted cash at beginning of year	692,692	692,734	819,269
CASH AND RESTRICTED CASH - beginning of year	695,075	695,242	30,843,641
Cash at end of year	297,288	2,383	2,508
Restricted cash at end of year	698,949	692,692	692,734
CASH AND RESTRICTED CASH - end of year	$ 996,237	$ 695,075	$ 695,242